2. PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Net Details
Furniture and Fixtures (Useful life 5 years)	$ 1,205,673	$ 986,785
Leasehold Improvements (Useful life 5 years)	4,084	8,919
Property and Equipment, Gross	1,209,757	995,704
Less Accumulated Depreciation	461,523	280,839
Property and Equipment, Net	$ 748,234	$ 714,865